ACCRUALS AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES

Accruals and other current liabilities consisted of the following:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Payroll payable	6,228	6,876
Accrued post-employment and termination benefits - current portion	7,839	8,809
Business and other taxes payable	1,437	456
Accrued expenses	17,859	18,362
Other payable secured by acceptance draft	985	3,525
Other payable	17,181	9,400
Total	51,529	47,428